Financial investments	12 Months Ended
Dec. 31, 2020
Disclosure of financial assets [abstract]
Financial investments
5.	Financial investments

(a)	This caption is made up as follows, as of December 31, 2020 and 2019:

	2020	2019
	S/(000)	S/(000)
Debt instruments measured at fair value through other comprehensive income (b) and (c)	17,902,352	14,010,029
Investments at amortized cost (d)	2,650,930	2,160,775
Investments at fair value through profit or loss (e)	2,042,777	1,551,537
Equity instruments measured at fair value through other comprehensive income (f)	1,373,548	1,125,722

Total financial investments	23,969,607	18,848,063

Accrued income
Debt instruments measured at fair value through other comprehensive income (b)	251,140	178,444
Investments at amortized cost (d)	56,368	46,211

Total	24,277,115	19,072,718

In the determination of the expected loss in the financial investments’ portfolio, the Group has not needed to apply any subsequent adjustment to the model through the expert judgment to reflect the impact of uncertainty of the
Covid-19
pandemic, because the most significant investments held as of December 31, 2020 are permanently evaluated by local and international credit-rating agencies, in an individual manner. Said agencies modify the ratings of the issuers in accordance with the risk increase of each of the financial instruments, which they contemplate periodically based on the particular situation of issuers.
(b)	Following is the detail of debt instruments measured at fair value through other comprehensive income:

		Unrealized gross amount				Annual effective interest rates
	Amortized cost	Gains	Losses (c)	Estimated fair value	Maturity	S/		US$
	S/(000)	S/(000)	S/(000)	S/(000)		Min	Max	Min	Max
						%	%	%	%
2020
Corporate, leasing and subordinated bonds (*) (***)	8,031,775	1,046,789	(121,797)	8,956,767	Mar-21 / Feb-97	0.04	13.33	0.44	10.73
Sovereign Bonds of the Republic of Peru (**) (***)	5,765,074	589,423	(154)	6,354,343	Aug-24 / Feb-55	0.15	6.13	—	—
Negotiable Certificates of Deposit issued by the Central Reserve Bank of Peru - BCRP	1,279,644	4,087	(5)	1,283,726	Jan-21 / Mar-23	0.25	2.28	—	—
Bonds guaranteed by the Peruvian Government	566,915	79,762	—	646,677	Oct-24 / Jul-34	0.58	2.61	2.64	4.24
Global Bonds of the Republic of Peru (***)	491,791	9,189	—	500,980	Jul-25 / Dec-32	—	—	1.04	1.79
Global Bonds of the Republic of Colombia	157,405	2,454	—	159,859	Jul-21 / Feb-24	—	—	0.25	1.38

Total	16,292,604	1,731,704	(121,956)	17,902,352

Accrued interest				251,140

Total				18,153,492

		Unrealized gross amount				Annual effective interest rates
	Amortized cost	Gains	Losses (c)	Estimated fair value	Maturity	S/		US$
	S/(000)	S/(000)	S/(000)	S/(000)		Min	Max	Min	Max
						%	%	%	%
2019
Corporate, leasing and subordinated bonds (*) (***)	7,562,985	648,601	(12,300)	8,199,286	Jan-20 / Jan-114	0.71	21.76	2.26	10.73
Sovereign Bonds of the Republic of Peru (***)	3,213,581	330,856	(242)	3,544,195	Aug-24 / Feb-55	1.59	5.31	—	—
Negotiable Certificates of Deposit issued by the Central Reserve Bank of Peru - BCRP	1,481,962	1,533	(2)	1,483,493	Jan-20 / Jun-21	2.15	3.04	—	—
Bonds guaranteed by the Peruvian Government	626,087	42,153	(167)	668,073	Oct-24 / Jul-34	2.24	4.14	3.61	5.14
Global Bonds of the Republic of Colombia	114,431	551	—	114,982	Jul-21 / Mar-23	—	—	2.24	2.46

Total	12,999,046	1,023,694	(12,711)	14,010,029

Accrued interest				178,444

Total				14,188,473

(*)
As of December 31, 2020 and 2019, Inteligo holds corporate bonds and mutual funds from different entities for approximately S/393,364,000 and S/440,409,000, respectively, which guarantee loans with Credit Suisse First Boston and Bank J. Safra Sarasin; see Notes 12(d)

(**)	As of December 31, 2020, Interbank holds Sovereign Bonds of the Republic of Peru for approximately S/320,713,000, which guarantee loans with the BCRP, see Note 12(b).
(***)
As of December 2020, 2019 and 2018, the Group recognized net gains from the sale of financial investments for S/185,383,000, S/112,215,000 and S/14,240,000, respectively, due to the sale of sovereign bonds, corporate bonds and global bonds for S/1,387,643,000, S/1,497,451,000 and S/1,197,115,000, respectively, in each of these years.

The following table shows the credit quality and maximum exposure to credit risk based on the Group’s internal credit rating of debt instruments measured at fair value through other comprehensive income as of December 31, 2020 and 2019. The amounts presented do not consider impairment.

	2020				2019
	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total
	S/000	S/000	S/000	S/000	S/000	S/000	S/000	S/000
Not impaired
High grade	7,051,739	—	—	7,051,739	6,482,810	—	—	6,482,810
Standard grade	10,638,473	31,939	—	10,670,412	7,194,044	333,175	—	7,527,219
Sub-standard grade (*)	—	180,201	—	180,201	—	—	—	—
Impaired
Individual	—	—	—	—	—	—	—

Total	17,690,212	212,140	—	17,902,352	13,676,854	333,175	—	14,010,029

(*)	As of December 31, 2020, correspond to the investment in Rutas de Lima whose expected loss, amortized cost and unrealized loss amounted to S/61,059,000, S/295,720,000 and S/115,519,000, respectively.

(c)
The Group, according to the business model applied to these debt instruments, has the capacity to hold these investments for a sufficient period that allows the early recovery of the fair value, up to the maximum period for the early recovery or the due date.

The following table shows the analysis of changes in fair value and the corresponding expected credit loss:

	2020
Gross carrying amount of debt instruments measured at fair value through other comprehensive income	Stage 1	Stage 2	Stage 3	Total
	S/(000)	S/(000)	S/(000)	S/(000)
Beginning of year balances	13,676,854	333,175	—	14,010,029
New originated or purchased assets	6,361,898	7,956	—	6,369,854
Assets matured or derecognized (excluding write-offs)	(3,024,176)	—	(9,780)	(3,033,956)
Change in fair value	388,695	(129,146)	(15,318)	244,231
Transfers to Stage 1	—	—	—	—
Transfers to Stage 2	—	—	—	—
Transfers to Stage 3	(25,098)	—	25,098	—
Write-offs	—	—	—	—
Foreign exchange effect	312,039	155	—	312,194

End of year balances	17,690,212	212,140	—	17,902,352

	2020
Movement of the allowance for expected credit losses for debt instruments measured at fair value through other comprehensive income	Stage 1	Stage 2	Stage 3	Total
	S/(000)	S/(000)	S/(000)	S/(000)
Expected credit loss at the beginning of the period	6,849	27,894	—	34,743
New originated or purchased assets	120	—	—	120
Assets matured or derecognized (excluding write-offs)	(811)	—	(8,068)	(8,879)
Transfers to Stage 1	—	—	—	—
Transfers to Stage 2	—	—	—	—
Transfers to Stage 3	(422)	—	422	—
Effect on the expected credit loss due to the change of the stage during the year	—	—	7,646	7,646
Others (*)	(230)	34,247	—	34,017
Write-offs	—	—	—	—
Recoveries	—	—	—	—
Foreign exchange effect	3,911	2	—	3,913

Expected credit loss at the end of the period	9,417	62,143	—	71,560

(*)	It corresponds mainly to the effects on the expected loss as a result of changes in investment ratings and that not necessarily have resulted in stage transfers during the year.

	2019
Gross carrying amount of debt instruments measured at fair value through other comprehensive income	Stage 1	Stage 2	Stage 3	Total
	S/(000)	S/(000)	S/(000)	S/(000)
Beginning of year balances	12,830,281	313,245	—	13,143,526
New originated or purchased assets	3,813,427	—	—	3,813,427
Assets matured or derecognized	(3,987,934)	(24,453)	—	(4,012,387)
Change in fair value	1,024,945	37,797	—	1,062,742
Transfers to Stage 1	—	—	—	—
Transfers to Stage 2	—	—	—	—
Transfers to Stage 3	—	—	—	—
Write-offs	—	—	—	—
Foreign exchange effect	(3,865)	6,586	—	2,721

End of year balances	13,676,854	333,175	—	14,010,029

	2019
Movement of the allowance for expected credit losses for debt instruments measured at fair value through other comprehensive income	Stage 1	Stage 2	Stage 3	Total
	S/(000)	S/(000)	S/(000)	S/(000)
Expected credit loss at the beginning of the period	6,446	21,604	—	28,050
New originated or purchased assets	1,588	—	—	1,588
Assets matured or derecognized (excluding write-offs)	(987)	(303)	—	(1,290)
Transfers to Stage 1	—	—	—	—
Transfers to Stage 2	(4)	4	—	—
Transfers to Stage 3	—	—	—	—
Effect on the expected credit loss due to the change of the stage during the year	—	—	—	—
Others (*)	(109)	6,601	—	6,492
Write-offs	—	—	—	—
Recoveries	—	—	—	—
Foreign exchange effect	(85)	(12)	—	(97)

Expected credit loss at the end of the period	6,849	27,894	—	34,743

(*)	It corresponds mainly to the effects on the expected loss as a result of changes in investment ratings and that not necessarily have resulted in stage transfers during the year.

In the determination of the expected loss for the portfolio of financial investments, it has not been necessary to perform a subsequent adjustment to the model because it captures the expected loss in a satisfactory manner considering the Group portfolio investments.
As a result of the assessment of the impairment of its debt instruments at fair value through other comprehensive income, the Group recorded an expense of S/32,904,000 and S/6,790,000 during 2020 and 2019, respectively, and a reversal of the impairment of S/13,077,000 during the year 2018, which are presented in the caption “(Loss) recovery to impairment of financial investments” in the consolidated statement of income. The movement of unrealized results of investments at fair value through other comprehensive income, net of Income Tax and non-controlling
interest, is presented in Notes 16(d) and (e).
(d)
As of December 31, 2020 and 2019, investments at amortized cost corresponds to Sovereign Bonds of the Republic of Peru issued in Soles, for an amount of S/2,707,298,000 and S/2,206,986,000, respectively, including accrued interest. Said investments present low credit risk and the expected credit loss is not significant.

As of December 31, 2020, these investments have maturity dates that range from September 2023 to August 2037, have accrued interests at effective annual rates ranging from 4.29 percent and 5.15 percent, and estimated fair value amounting to approximately S/2,988,539,000 (as of December 31, 2019, their maturity dates ranged from September 2023 to August 2037, accrued interests at effective annual rates between 4.29 percent and 6.26 percent, and its estimated fair value amounted to approximately S/2,328,303,000).
During the year 2019, the Government of the Republic of Peru performed public offerings to buyback certain sovereign bonds, with the purpose of renewing its debt and funding the fiscal deficit. Considering the purpose of this offering, subsequently to it, there should not be existing remaining sovereign bonds of the repurchased issuances or, in case of existing, they would become illiquid on the market. In that sense, Interbank took part of these public offerings and sold to the Government of the Republic of Peru sovereign bonds classified as investments at amortized cost for approximately S/340,518,000, generating a gain amounting to S/8,474,000, which was recorded in the caption “Net gain from derecognition of financial investments at amortized cost” of the consolidated statement of income. Notwithstanding the aforementioned, with the purpose of maintaining its asset management strategy, the Bank purchased simultaneously other sovereign bonds of the Republic of Peru for approximately S/340,432,000 and classified them as investments at amortized cost. In Management’s opinion and pursuant to IFRS 9, said transaction is congruent with the Group’s business model because although said sales were significant, they were infrequent and were performed with the sole purpose of facilitating the debt renewal and the funding of the fiscal deficit of the Republic of Peru, and thus the business model regarding these assets has always been the collection of the contractual cash flows.
As of December 31, 2020 and 2019, Interbank keeps loans with the BCRP that are guaranteed with these sovereign bonds, classified as restricted, for approximately S/1,071,740,000 and S/762,347,000, respectively; see Note 12(b).
(e)	The composition of financial instruments at fair value through profit or loss is as follows:

	2020	2019
	S/(000)	S/(000)
Equity instruments
Local and foreign mutual funds and investment funds participations	1,212,259	1,083,079
BioPharma Credit PLC (g)	131,623	132,054
Royalty Pharma (h)	107,530	117,682
Ishares (*)	90,647	72,835
Dhani Services Limited	53,557	—
LendUp and Mission Lane	48,670	23,375
ViaSat Inc.	43,626	26,683
Others	91,635	30,575
Debt instruments
Indexed Certificates of Deposit issued by the BCRP	182,888	—
Corporate, leasing and subordinated bonds	80,342	65,254

Total	2,042,777	1,551,537

(*)	Corresponds to shares of Ishares, whose investment purpose is aimed mainly to Japan, Russia, Latin America and emerging and developed Asian countries.
As of December 31, 2020 and 2019, investments at fair value through profit or loss include investments held for trading for approximately S/357,325,000 and S/194,535,000, respectively; and those assets that are necessarily measured at fair value through profit or loss for approximately S/1,685,452,000 and S/1,357,002,000, respectively.
As of December 31, 2020, 2019 and 2018, the Group recognized gains from valuation of instruments at fair value through profit or loss for approximately S/205,090,000, S/41,027,000 and S/25,103,000, respectively, which are part of caption “Net gain from financial assets at fair value through profit or loss” of the consolidated statement of income.
(f)	The following is the composition of equity instruments measured at fair value through other comprehensive income as of December 31, 2020 and 2019:

	2020	2019
	S/(000)	S/(000)
BioPharma Credit PLC (g)	358,848	336,338
InRetail Perú Corp (i)	339,945	285,962
Ishares	131,795	39,465
VíaSat Inc.	117,033	—
Luz del Sur S.A.A.	87,129	87,983
Engie- Energía Perú S.A.	80,852	90,670
Ferreycorp S.A.A.	73,785	83,013
Credicorp	70,130	18,030
Zipline International Inc.	36,210	—
Cementos Pacasmayo S.A.A.	34,002	13,602
Unión de Cervecerías Backus y Johnston	13,531	17,138
Ishares, (j)	—	100,733
Gilead Sciences INC, (j)	—	19,381
Others below S/17 million	30,288	33,407

Total	1,373,548	1,125,722

(g)
The Group holds investments in BioPharma Credit PLC, a public limited liability company dedicated to the biological sciences industry and which is quoted in the “Specialist Fund Segment” (segment designed for highly specialized investment entities, which focus on highly informed institutional investors or professional investors) of the London Stock Exchange.

As of December 31, 2020, the Group, holds 36,504,244 shares classified as investments at fair value through profit and loss. Additionally, the Group holds a total of 99,500,000 shares classified as investment at fair value through other comprehensive income. Combined, this investment represents 9.90 percent of the capital stock of Biopharma Credit PLC. As of December 31, 2019, the Group held 39,065,925 shares classified as investments at fair value through profit and loss. and 99,500,000 shares classified as investment at fair value through other comprehensive income, that combined, represented 10.09 percent of the capital stock of said entity.

(h)
Corresponds to participations in RPI International Holding, which invests in a series of subordinated funds whose objective is to invest in Royalty Pharma Investments, an investment fund established under the laws of the Republic of Ireland and authorized by the Central Bank of Ireland. This investment fund is dedicated to buying medical and biotechnology patents. The participations in RPI International Holding are not liquid and require authorization for trading.

As of December 31, 2020 and 2019, the Group holds 138,000 and 192,500 participations, respectively, in RPI International Holding classified as investments at fair value through profit or loss.
During the years 2020, 2019 and 2018, the Group received dividends from these investments for approximately S/8,216,000, S/11,010,000 and S/9,847,000, respectively, which are included in the caption “Interest and similar income” in the consolidated statement of income.
(i)
As of December 31, 2020, and 2019, the Group holds 2,396,920 shares, which represent 2.33 percent of the capital stock of InRetail Perú Corp. (a related entity), classified as equity instrument measured at fair value through other comprehensive income.

During the years 2020, 2019 and 2018, the Group received dividends from this related entity for approximately S/4,606,000, S/2,706,000 and S/4,969,000, respectively, which are recorded in the caption “Interest income and similar income” of the consolidated statement of income.

(j)
During the year 2020, the Group sold 904,915 shares of IShares, corresponding to Chile, Switzerland, Australia, Netherlands, Brazil and South Africa, and 90,000 shares of Gilead Sciences INC, which were irrevocably designated at fair value through other comprehensive income. The amount of the sale was S/132,726,000 and S/25,357,000, generating total losses for approximately S/24,154,000. Said loss was reclassified to caption “Retained Earnings” of the consolidated statement of changes in equity.

(k)
The following is the balance of investments at fair value through other comprehensive income (debt and equity instruments) and investments at amortized cost as of December 31, 2020 and 2019 classified by contractual maturity (without including accrued interest):

	2020		2019
	Investments at fair value through other comprehensive income	Investments at amortized cost	Investments at fair value through other comprehensive income	Investments at amortized cost
	S/(000)	S/(000)	S/(000)	S/(000)
Up to 3 months	995,001	—	621,673	—
From 3 months to 1 year	188,848	—	1,041,788	—
From 1 to 3 years	686,905	499,125	407,657	—
From 3 to 5 years	1,190,562	652,230	909,183	1,158,805
From 5 years onwards	14,841,036	1,499,575	11,029,728	1,001,970
Equity instruments (without maturity)	1,373,548	—	1,125,722	—

Total	19,275,900	2,650,930	15,135,751	2,160,775

(l)	Below are the debt instruments measured at fair value through other comprehensive income and at amortized cost according to the stages indicated by IFRS 9 as of December 31, 2020 and 2019:

	2020
Debt instruments measured at fair value through other comprehensive income and at amortized cost	Stage 1	Stage 2	Stage 3	Total
	S/(000)	S/(000)	S/(000)	S/(000)
Sovereign Bonds of the Republic of Peru	9,005,273	—	—	9,005,273
Corporate, leasing and subordinated bonds	8,744,627	212,140	—	8,956,767
Negotiable Certificates of Deposit issued by the BCRP	1,283,726	—	—	1,283,726
Bonds guaranteed by the Peruvian Government	646,677	—	—	646,677
Global Bonds of the Republic of Peru	500,980	—	—	500,980
Global Bonds of the Republic of Colombia	159,859	—	—	159,859

Total	20,341,142	212,140	—	20,553,282

	2019
Debt instruments measured at fair value through other comprehensive income and at amortized cost	Stage 1	Stage 2	Stage 3	Total
	S/(000)	S/(000)	S/(000)	S/(000)
Corporate, leasing and subordinated bonds	7,866,111	333,175	—	8,199,286
Sovereign Bonds of the Republic of Peru	5,704,970	—	—	5,704,970
Negotiable Certificates of Deposit issued by the BCRP	1,483,493	—	—	1,483,493
Bonds guaranteed by the Peruvian Government	668,073	—	—	668,073
Global Bonds of the Republic of Colombia	114,982	—	—	114,982

Total	15,837,629	333,175	—	16,170,804